Reserves (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Other reserves	£ (468)	£ (77)
Currency translation reserve
Disclosure of reserves within equity [line items]
Other reserves	3,625	3,671
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Other reserves	(1,873)	(1,366)
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Other reserves	(2,930)	(3,707)
Own credit reserve
Disclosure of reserves within equity [line items]
Other reserves	(1,059)	(240)
Other reserves and treasury shares
Disclosure of reserves within equity [line items]
Other reserves	£ 1,769	£ 1,565